Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	December 31, 2013
Assets
Cash	$68,716,531	-	-	$68,716,531
Guaranteed Investment Certificates	-	-	-	-
Total	$68,716,531	-	-	$68,716,531

Liabilities
Warrants	$-	-	$5,378,772	$5,378,772
	Level 1	Level 2	Level 3	December 31, 2012
Assets
Cash	$44,373,720	-	-	$44,373,720
Guaranteed Investment Certificates	2,650,404	-	-	2,650,404
Total	$47,024,124	-	-	$47,024,124

Liabilities
Warrants	$-	-	$4,014,821	$4,014,821

Changes In Fair Value Of Warrants [Table Text Block]
	Liability at beginning of the year	Opening liability of warrants issued in the year	Fair value of warrants exercised in the year	Increase (decrease) in value of warrants	Foreign exchange (gain) loss	Liability at end of the year

Year ended December 31, 2011	$-	$786,919	$-	$(579,474)	$(5,825)	$201,620
Year ended December 31, 2012	$201,620	$850,907	$(880,691)	$3,821,635	$21,350	$4,014,821
Year ended December 31, 2013	$4,014,821	$-	$(1,854,028)	$3,530,314	$(312,335)	$5,378,772

Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
	Rate

Laboratory equipment (years)		5
Computer and office equipment (years)	2	-	5
Furniture and fixtures (years)		5

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31
	2013	2012	2011
Numerator:
Net income (loss)	$(14,064,226)	$29,611,996	$(10,083,491)
Denominator:
Weighted average number of common shares	15,302,680	13,727,925	11,318,766
Effect of dilutive securities:
Warrants	-	177,374	-
Options	-	415,515	-
Diluted weighted average number of common shares	15,302,680	14,320,814	11,318,766

Basic income (loss) per common share	$(0.92)	$2.16	$(0.89)

Diluted income (loss) per common share	$(0.92)	$2.07	$(0.89)